Stockholders' Equity - Accounting for Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Stock-based compensation	$ 4,085,737	$ 6,168,981
Compensation expenses capitalized	0	0
Employee stock options
Stockholders' Equity
Stock-based compensation	$ 2,782,694	$ 1,136,843
Vesting period	4 years
Expiration term	10 years	10 years
Employee stock options | Maximum
Stockholders' Equity
Vesting period	10 years